Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of financial assets [line items]
Trade receivables	₩ 3,054,665		₩ 2,959,622
Other receivables	2,625,684		3,004,943
Trade and other receivables, net	5,680,349	₩ 5,969,040	5,964,565	₩ 5,477,634
Trade receivables	381,681		352,695
Other receivables	461,314		476,137
Trade and other receivables, net	842,995	₩ 826,547	828,832	₩ 709,011
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	3,422,086		3,405,947
Other receivables	2,700,792		3,071,532
Trade and other receivables, net	6,122,878		6,477,479
Trade receivables	402,027		366,108
Other receivables	506,061		522,458
Trade and other receivables, net	908,088		888,566
Allowance for doubtful accounts [member]
Disclosure of financial assets [line items]
Trade receivables			(438,817)
Other receivables			(66,402)
Trade and other receivables, net			(505,219)
Trade receivables			(610)
Other receivables			(17,970)
Trade and other receivables, net			(18,580)
Expected credit losses [member]
Disclosure of financial assets [line items]
Trade receivables	(357,548)
Other receivables	(74,948)
Trade and other receivables, net	(432,496)
Trade receivables	(2,376)
Other receivables	(18,874)
Trade and other receivables, net	(21,250)
Present value discount [member]
Disclosure of financial assets [line items]
Trade receivables	(9,873)		(7,508)
Other receivables	(160)		(187)
Trade and other receivables, net	(10,033)		(7,695)
Trade receivables	(17,970)		(12,803)
Other receivables	(25,873)		(28,351)
Trade and other receivables, net	₩ (43,843)		₩ (41,154)